Segment Reporting (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	$ 39,340,251	$ 40,343,386
Non-current assets	39,931,910	40,966,318
Total assets	79,272,161	81,309,704
Current liabilities	7,200,180	7,282,509
Total liabilities	7,200,180	7,282,509
Wholesale and Retail [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	32,760,141	34,036,883
Non-current assets	8,946,222	8,987,857
Total assets	41,706,363	43,024,740
Current liabilities	3,339,868	3,722,277
Total liabilities	3,339,868	3,722,277
Subcontracting [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	6,557,774	6,284,118
Non-current assets	30,985,688	31,978,462
Total assets	37,543,462	38,262,580
Current liabilities	2,023,803	1,995,164
Total liabilities	2,023,803	1,995,164
Unallocated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	22,337	22,384
Non-current assets
Total assets	22,337	22,384
Current liabilities	1,836,508	1,565,068
Total liabilities	$ 1,836,508	$ 1,565,068